Business Segments and Enterprise-Wide Information (Schedule Of Contributions By Major Customers) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers			10.00%
Wal-Mart Stores Inc [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	15.20%	16.20%	15.40%	16.40%
Walgreen Co [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	14.80%	16.50%	15.00%	16.80%
Kroger Company [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	10.20%	11.10%	10.20%	11.00%